EARNINGS PER COMMON SHARE	12 Months Ended
Oct. 28, 2018
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE
Basic earnings per common share is computed by dividing net income allocated to common shares by the weighted average number of common shares outstanding. Diluted income per common share, if applicable, considers the dilutive effect of common stock equivalents. The reconciliation of the numerator and denominator used for the computation of basic and diluted income per common share is as follows (in thousands, except per share data):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Numerator for Basic and Diluted Earnings Per Common Share:
Net income applicable to common shares	$62,694	$54,399	$50,638
Denominator for Basic and Diluted Earnings Per Common Share:
Weighted average basic number of common shares outstanding	66,260	70,629	72,411
Common stock equivalents:
Employee stock options	89	124	446
PSUs and Performance Share Awards	13	25	—
Weighted average diluted number of common shares outstanding	66,362	70,778	72,857

Basic earnings per common share	$0.95	$0.77	$0.70
Diluted earnings per common share	$0.94	$0.77	$0.70

Incentive Plan securities excluded from dilution(1)	1	0	195

(1)	Represents securities not included in the computation of diluted earnings per common share because their effect would have been anti-dilutive.
We calculate earnings per share using the “two-class” method, whereby unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are “participating securities” and, therefore, these participating securities are treated as a separate class in computing earnings per share. The calculation of earnings per share presented here excludes the income attributable to unvested restricted stock units related to our Incentive Plan from the numerator and excludes the dilutive impact of those shares from the denominator. Awards subject to the achievement of performance conditions or market conditions for which such conditions had been met at the end of any of the fiscal periods presented are included in the computation of diluted earnings per common share if their effect was dilutive.